Advances for Vessels Under Construction and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Summary of Advances for vessels under construction and acquisitions
For the years ended December 31, 2018 and 2019, the movement of the account, advances for vessels under construction and acquisitions was as follows:

Balance, December 31, 2017	61,577,818
Advances for vessels under construction and acquisitions	102,597,821
Capitalized expenses	5,155,821
Vessels delivered	(169,331,460)

Balance, December 31, 2018	—
Advance for vessel under construction	2,891,283
Capitalized interest	97,620

Balance, December 31, 2019	2,988,903